Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549



RE:     The Jefferson Fund Group Trust
        File Nos.  33-88756 and 811-8958
        Rule 497(j) Certification


Ladies and Gentlemen:


        The undersigned officer of The Jefferson Fund Group Trust (the "Fund") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:


        (1) that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 3 to Form N-1A Registration
Statement filed by the Fund on February 28, 1997, which is the most recent amendment to such registration statement; and



        (2) that the text of Post-Effective Amendment No. 3 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR System on February 28, 1997.



                                          Very truly yours,

                                           JEFFERSON FUND GROUP TRUST

                                           By: /s/  Richard Imperiale

                                                    Secretary